Commitments and Contingencies	12 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 18 — COMMITMENTS AND CONTINGENCIES

Operating lease commitment

The operating lease commitments presented above mainly consist of the short-term lease commitments and leases that have not yet commenced but that create significant rights and obligations for the Company, which are not included in operating lease right-of–use assets and lease liabilities. For the years ended June 30, 2023 and 2022, total operating lease expense amounted to $432,422 and $582,631, respectively. As of June 30, 2023, future minimum lease payments under non-cancelable operating lease agreement are as follows:

Twelve Months ended June 30,	Lease expense
2024	$144,803
2025	93,757
Total	238,560

Contingencies

From time to time, the Company is a party to various legal actions arising in the ordinary course of business. The Company accrues costs associated with these matters when they become probable and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. The Company’s management does not expect any liability from the disposition of such claims and litigation individually or in the aggregate to have a material adverse impact on the Company’s consolidated financial position, results of operations and cash flows.